Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)		12 Months Ended
	Dec. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transaction
Revenue		$ 837,999,000	$ 426,409,000	$ 356,128,000
Divestment of subsidiaries	$ 5,103,000	5,103,000
Accounts receivable		116,894,000	97,988,000
Amounts due from related parties		$ 28,462,000	$ 998,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		Related parties	Related parties
Other payables, accruals and advance receipts		$ 271,399,000	$ 264,621,000
Other non-current liabilities		11,346,000	12,472,000
Actual cash paid		1,538,000	1,538,000	1,538,000
Gain on divestment		96,000
Allowance for credit losses		0	0
Other income
Related party transaction
Gain on divestment		96,000
Other payables, accruals and advance receipts
Related party transaction
Future brand liability		1,538,000	1,538,000
Other non-current liabilities
Related party transaction
Future brand liability		7,619,000	8,716,000
Related parties
Related party transaction
Revenue		8,745,000	5,800,000	4,781,000
Accounts receivable		1,896,000	3,517,000
Other payables, accruals and advance receipts		2,162,000	2,101,000
Other non-current liabilities		8,069,000	9,471,000
Indirect subsidiaries of CK Hutchison
Related party transaction
Divestment of subsidiaries		5,103,000
Accounts receivable			1,319,000
Amounts due from related parties		228,000
Other payables, accruals and advance receipts		2,017,000	1,953,000
Other non-current liabilities		$ 7,619,000	8,716,000
Period of repayable on demand and interest-bearing (in months)		1 month
Equity investees
Related party transaction
Purchases		$ 3,651,000	4,231,000	3,770,000
Accounts receivable		1,896,000	2,198,000
Amounts due from related parties		28,234,000	998,000
Other payables, accruals and advance receipts		145,000	148,000
Other non-current liabilities		450,000	755,000
Dividend receivables		27,130,000
Sales | Related parties
Related party transaction
Revenue		8,264,000	5,293,000	4,256,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Revenue		1,914,000	3,610,000	4,256,000
Sales | Equity investees
Related party transaction
Revenue		6,350,000	1,683,000
Research and development services | Equity investees
Related party transaction
Revenue		481,000	507,000	525,000
Marketing services | Related parties
Related party transaction
Expenses		150,000	354,000	350,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses		150,000	227,000	350,000
Marketing services | Equity investees
Related party transaction
Expenses			127,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses		$ 997,000	$ 980,000	971,000
Brand license agreement | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses				$ 12,721,000